Intangible assets - Summary of intangible assets (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	R 881,900	R 846,851
Additions	94,638	119,408
Transfers	0
Disposals	(1,188)	0
Amortization charge (notes 23 and 31.2)	(63,926)	(44,734)	R (47,586)
Impairment loss (notes 5, 23, 29 and 31.2)	(2,687)	(3,166)	(2,871)
Currency translation differences	(10,210)	(36,459)
Closing net book amount	898,527	881,900	846,851
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	1,057,998	998,167
Closing net book amount	1,115,390	1,057,998	998,167
Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(176,098)	(151,316)
Closing net book amount	(216,863)	(176,098)	(151,316)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	618,910	654,329
Additions	0	0
Transfers	0
Disposals	0	0
Amortization charge (notes 23 and 31.2)	0	0
Impairment loss (notes 5, 23, 29 and 31.2)	0	0
Currency translation differences	(7,266)	(35,419)
Closing net book amount	611,644	618,910	654,329
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	618,910	654,329
Closing net book amount	611,644	618,910	654,329
Goodwill | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	0	0
Closing net book amount	0	0	0
Patents and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	926	1,623
Additions	31	119
Transfers	0
Disposals	0	0
Amortization charge (notes 23 and 31.2)	(513)	(816)
Impairment loss (notes 5, 23, 29 and 31.2)	0	0
Currency translation differences	0	0
Closing net book amount	444	926	1,623
Patents and trademarks | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	3,155	3,036
Closing net book amount	1,031	3,155	3,036
Intangible assets retired	2,200
Patents and trademarks | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(2,229)	(1,413)
Closing net book amount	(587)	(2,229)	(1,413)
Intangible assets retired	(2,200)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	23,223	29,985
Additions	5,300	0
Transfers	0
Disposals	0	0
Amortization charge (notes 23 and 31.2)	(7,516)	(6,762)
Impairment loss (notes 5, 23, 29 and 31.2)	0	0
Currency translation differences	(356)	0
Closing net book amount	20,651	23,223	29,985
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	40,165	40,165
Closing net book amount	44,990	40,165	40,165
Intangible assets retired		16,400
Customer relationships | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(16,942)	(10,180)
Closing net book amount	(24,339)	(16,942)	(10,180)
Intangible assets retired		(16,400)
Product development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	175,789	129,961
Additions	65,342	78,020
Transfers	(365)
Disposals	(1,188)	0
Amortization charge (notes 23 and 31.2)	(37,639)	(28,847)
Impairment loss (notes 5, 23, 29 and 31.2)	(2,687)	(3,166)
Currency translation differences	(235)	(179)
Closing net book amount	199,017	175,789	129,961
Product development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	265,637	206,836
Closing net book amount	312,338	265,637	206,836
Intangible assets retired	13,900	1,700
Product development costs | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(89,848)	(76,875)
Closing net book amount	(113,321)	(89,848)	(76,875)
Intangible assets retired	(13,900)	(1,700)
Computer software, technology, in-house software and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	63,052	30,953
Additions	23,965	41,269
Transfers	365
Disposals	0	0
Amortization charge (notes 23 and 31.2)	(18,258)	(8,309)
Impairment loss (notes 5, 23, 29 and 31.2)	0	0
Currency translation differences	(2,353)	(861)
Closing net book amount	66,771	63,052	30,953
Computer software, technology, in-house software and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	130,131	93,801
Closing net book amount	145,387	130,131	93,801
Intangible assets retired	4,300
Computer software, technology, in-house software and other | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(67,079)	(62,848)
Closing net book amount	(78,616)	R (67,079)	R (62,848)
Intangible assets retired	R (4,300)